Related party transactions - Schedule of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 2,646	$ 3,499
Share-based payments	595	2,285
Total	$ 3,241	$ 5,784